Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wright Current Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Wright Current Income Fund ("WCIF" or "fund") seeks a high level of current income consistent with moderate fluctuations of principal. "High level" is determined by the investment adviser and measured relative to other fixed income instruments that may seek relative stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests at least 80% of its net assets plus borrowings for investment purposes in debt obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, mortgage-related securities of governmental or corporate issuers and corporate debt securities. The U.S. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association ("GNMA" or "Ginnie Mae") or the Export-Import Bank of the United States ("Ex-Im Bank"), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank ("FHLB"), the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") which are obligations backed only by the credit of the government agency itself. In addition, the fund's investments may include mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or its sponsored corporations; and privately-issued mortgage-backed and asset-backed securities of any maturity or type (rated at the time of investment BBB- or better by S&P and Fitch or Baa3 or better by Moody's or of comparable quality as determined by the Adviser if unrated at the time of investment).

The fund may invest in commercial paper, certificates of deposit, bankers acceptances rated A-1 by Standard & Poor's Ratings Group ("S&P") and Fitch, Inc. ("Fitch") or P-1 by Moody's Investor Services, Inc. ("Moody's"). The fund may also invest in corporate obligations with maturities longer than one year rated BBB- or better by S&P and Fitch or Baa3 or better by Moody's or of comparable quality as determined by the Adviser if unrated at the time of investment. Should a security in which the fund invests decline in credit quality, the security may be sold. The fund reinvests all principal payments. There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or an individual security. As of December 31, 2014, the fund's average maturity was 5.5 years and its duration was 3.8 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration, the less its securities will decline in value when there is an increase in interest rates. The fund seeks to outperform the Barclays GNMA Backed Bond Index. Securities held in the fund may have variable rates or may have fixed rates for a specified period before becoming variable at a predetermined positive or negative increment versus a widely available index or benchmark such as the 3-month London Interbank Offer Rate ("LIBOR") or 3-month U.S. Treasury Bills.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund invests at least 80% of its net assets plus borrowings for investment purposes in debt obligations issued or guaranteed by the U.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

                •General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.

                •Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

                •Government Securities Risk: The fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae, or Freddie Mac securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

                •Mortgage-Related and Other Asset-Backed Securities Risk: The fund may invest in a variety of mortgage-related and other asset-backed securities which are subject to interest rate risk, credit risk, extension risk and prepayment risk.

                •Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the fund. Debt securities (excluding inflation-indexed securities) are more likely than most types of equity securities to experience long-term erosion in purchasing power, and such erosion may exceed any return received by the fund with respect to that security.

                •Interest Rate Risk: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater sensitivity the bond has to changes in interest rates and greater the potential change in price. Also, the fund's yield may decline during times of falling interest rates. Inflationary and deflationary pressures may impact interest rates.

                •Credit or Default Risk: An issuer's credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.

                •Prepayment Risk: When interest rates decline, the issuer of a higher yielding security may prepay the principal. This forces the fund to reinvest in lower yielding securities. This risk is especially applicable to mortgage-backed securities, the principal on which may be prepaid at any time. Corporate bonds may have a "call" feature which gives the issuer the right to redeem outstanding bonds before their scheduled maturity.

                •Extension Risk: If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline and increase such securities' sensitivity to changes in interest rates.

                •Cyber Security Risk: This risk includes financial loss to the fund and/or its shareholders, business disruption or damage to the reputation of the fund from some sort of failure of information technology systems used by the fund or its service providers or companies in which the fund invests. These failures can occur as a result of cyber-attacks such as unauthorized access to digital systems or from outside attacks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is not a complete investment program and you may lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the fund's returns as of December 31, 2014. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the Barclays GNMA Backed Bond Index. Updated performance is available on a quarterly basis at www.wrightinvestorsservice.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the Barclays GNMA Backed Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-555-0644
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wrightinvestorsservice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-to Year Total Return as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	WCIF
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	During the period shown, the highest return for a quarter was 3.24% (3rd quarter 2006) and the lowest return was -1.87% (2nd quarter 2013).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.87%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The fund's annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Caption	rr_AverageAnnualReturnCaption	WCIF
Barclays GNMA Backed Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	4.85%
Wright Current Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	658
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,479
Annual Return 2005	rr_AnnualReturn2005	1.76%
Annual Return 2006	rr_AnnualReturn2006	3.92%
Annual Return 2007	rr_AnnualReturn2007	5.77%
Annual Return 2008	rr_AnnualReturn2008	6.10%
Annual Return 2009	rr_AnnualReturn2009	6.20%
Annual Return 2010	rr_AnnualReturn2010	5.70%
Annual Return 2011	rr_AnnualReturn2011	6.22%
Annual Return 2012	rr_AnnualReturn2012	3.06%
Annual Return 2013	rr_AnnualReturn2013	(1.95%)
Annual Return 2014	rr_AnnualReturn2014	4.44%
1 Year	rr_AverageAnnualReturnYear01	4.44%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Wright Current Income Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.77%
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	2.44%
Wright Current Income Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.50%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	2.53%

[1]	Under a written agreement in effect through April 30, 2016, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") and the fund's distributor, Wright Investors' Service Distributors, Inc. ("Distributor") waive a portion of their advisory fee and/or distribution fees and assume operating expenses of the fund (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) to the extent necessary to limit the net operating expense ratio to 1.00%. Net Annual Fund Operating Expenses may exceed the 1.00% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2016 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").